SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Restricted Cash and Cash Equivalents Items [Line Items]
Total	$ 7,287	$ 63,122
Cash In U S Dollars U S Banks [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total	3,803	58,755
Cash In Foreign Banks And Foreign Currency [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total	3,483	4,359
Petty Cash [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Total	$ 1	$ 8